CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 5,445	$ 3,624	$ 4,055
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,813	3,369	2,569
Gain on sale of real estate	(2,709)
Impairment of an investment in company			100
Stock-based compensation related to options and unvested shares	97	118	117
Decrease (Increase) in trade receivables	(61)	(134)	577
Equity share in losses of associates, net	186	172	32
Increase (decrease) in deferred tax liabilities	(1,577)	44	159
Decrease in other long-term liabilities		(1,254)	(792)
Decrease in other short-term liabilities	(944)
Decrease in land lease liabilities	(187)	(91)	(81)
Decrease (Increase) in other accounts receivable and prepaid expenses	(1,174)	79	1,073
Increase (decrease) in accrued expenses and other accounts payable	1,737	1,615	(597)
Net cash provided by continuing operations	4,626	7,542	7,212
Net cash provided by (used in) discontinued operations	693	(123)	(427)
Net cash provided by operating activities	5,319	7,419	6,785
Cash flows from investing activities:
Proceeds from (investment in) long-term lease deposits	7	(11)	(5)
Investment in real estate property	(1,093)	(5,795)	(210)
Sale of real estate property	6,169
Decrease (Increase) in restricted cash	144	(10)	(3)
Proceeds from (Investments in) associates		83	(8,025)
Net cash provided by (used in) investing activities	5,227	(5,733)	(8,243)
Cash flows from financing activities:
Repayment of long term bank loans	(2,599)	(2,580)	(2,553)
Repayment of loan to non-controlling interests			(53)
Dividend distribution	(2,066)
Net cash used in financing activities	(4,665)	(2,580)	(2,606)
Exchange differences on balances of cash and cash equivalents	(1,790)	563	261
Increase (decrease) in cash and cash equivalents	4,091	(331)	(3,803)
Cash and cash equivalents at the beginning of the year	18,811	19,142	22,945
Cash and cash equivalents at the end of the year	22,902	18,811	19,142
Supplemental cash flow activities:
Taxes paid	27	875	1,902
Interest paid	2,109	2,702	2,237
Significant non-cash transactions:
Sale of real estate property	105
Purchase of investments in consideration of issue of shares		$ 7,153